CONVERTIBLE REDEEMABLE PREFERRED SHARES - Narrative (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Feb. 11, 2021
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Preferred shares issued	0	0
IPO
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Number of shares on conversion of each convertible preferred stock			1